Related Party Transactions (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands					9 Months Ended	12 Months Ended			53 Months Ended
	Jan. 02, 2020	Jul. 23, 2019	Jan. 31, 2019	Jan. 14, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018		Aug. 31, 2018	Dec. 31, 2017
Accrued liabilities						$ 0	$ 70
Warrants outstanding					279,000	279,000	336,000			336,000
Warrant exercise price					$ 104.18 [1]		$ 104.18	[2]
Shares issued, price per share						$ 5.96	$ 7.20
Stock options issued granted					20,000	20,000	29,000
Exercise price					$ 5.53	$ 5.89	$ 25.20
John Pappajohn [Member] | IPO [Member]
Shares issued in public offering			33,000	33,000
Shares issued, price per share			$ 6.90	$ 6.75
John Roberts [Member] | IPO [Member]
Shares issued in public offering			6,000	3,000
Shares issued, price per share			$ 6.90	$ 6.75
Geoffrey Harris [Member] | IPO [Member]
Shares issued in public offering				3,000
Shares issued, price per share				$ 6.75
Edmund Cannon [Member] | IPO [Member]
Shares issued in public offering			1,000
Shares issued, price per share			$ 6.90
M. Glenn Miles [Member] | IPO [Member]
Shares issued in public offering			5,000
Shares issued, price per share			$ 6.90
John Pappajohn [Member]
Warrants outstanding						18,000	18,000
Warrant exercise price						$ 280.14	$ 280.14
Five Non-Employee Directors [Member]
Stock options issued granted		3,000
Exercise price		$ 4.50
Option grants		$ 263
M. Glenn Miles and Ralf Brandt [Member]
Stock options issued granted	10,000
Exercise price	$ 5.53
Consulting Agreement [Member]
Related party expenses							$ 80
Consulting Agreement [Member] | Equity Dynamics, Inc. [Member] | John Pappajohn [Member]
Received monthly fee									$ 10

[1]	Weighted-average exercise prices are as of September 30, 2020.
[2]	Weighted average exercise prices are as of December 31, 2019.